PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

Administrative Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged),

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Bond Portfolio (Unhedged),

PIMCO Small Cap StocksPLUS® TR Portfolio, PIMCO StocksPLUS® Total Return Portfolio,

PIMCO Total Return Portfolio and PIMCO Total Return Portfolio II

(each a “Portfolio”, and collectively the “Portfolios”)

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed each Portfolio’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Portfolio’s average portfolio duration in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus for each Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence or sentences, as applicable, describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolios	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

PIMCO Foreign Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Global Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

PIMCO Small Cap StocksPLUS® TR Portfolio PIMCO StocksPLUS® Total Return Portfolio	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

	Column A	Column B
PIMCO Total Return Portfolio PIMCO Total Return Portfolio II	“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Portfolio’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

Advisor Class and Class M Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged),

PIMCO Global Bond Portfolio (Unhedged), PIMCO Small Cap StocksPLUS® TR Portfolio,

PIMCO StocksPLUS® Total Return Portfolio and PIMCO Total Return Portfolio

(each a “Portfolio”, and collectively the “Portfolios”)

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed each Portfolio’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Portfolio’s average portfolio duration in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus for each Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence or sentences, as applicable, describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolios	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

PIMCO Foreign Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Global Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

PIMCO Small Cap StocksPLUS® TR Portfolio PIMCO StocksPLUS® Total Return Portfolio	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

	Column A	Column B
PIMCO Total Return Portfolio	“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Portfolio’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

Institutional Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged),

PIMCO Global Bond Portfolio (Unhedged), PIMCO StocksPLUS® Total Return Portfolio,

PIMCO Total Return Portfolio and PIMCO Total Return Portfolio II

(each a “Portfolio”, and collectively the “Portfolios”)

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed each Portfolio’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Portfolio’s average portfolio duration in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus for each Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence or sentences, as applicable, describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolios	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

PIMCO Foreign Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Global Bond Portfolio (Unhedged)	“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

PIMCO StocksPLUS® Total Return Portfolio	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

	Column A	Column B
PIMCO Total Return Portfolio PIMCO Total Return Portfolio II	“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Portfolio’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

Institutional Class Prospectus, dated May 1, 2007,

for the PIMCO All Asset Portfolio,

PIMCO Global Bond Portfolio (Unhedged)

and PIMCO Real Return Portfolio

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Global Bond Portfolio (Unhedged)’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

Advisor Class Prospectus, dated May 1, 2007,

for the PIMCO CommodityRealReturn™ Strategy Portfolio,

PIMCO Real Return Portfolio and PIMCO Total Return Portfolio

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Total Return Portfolio’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summaries—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO Global Bond Portfolio (Unhedged)

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Global Bond Portfolio (Unhedged)’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to seven years.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO Total Return Portfolio

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Total Return Portfolio’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO Total Return Portfolio

Institutional Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Total Return Portfolio’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO Total Return Portfolio II

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Variable Insurance Trust’s Board of Trustees has changed the PIMCO Total Return Portfolio II’s (the “Portfolio”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average portfolio duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus for the Portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Portfolio’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy

“The average portfolio duration of this Portfolio normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to the Portfolio’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Variable Insurance Trust

Supplement Dated June 4, 2007 to the

PIMCO StocksPLUS® Total Return

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, PIMCO Portfolios’ Board of Trustees has changed the PIMCO StocksPLUS® Total Return Portfolio’s (the “Portfolio”) non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to the Portfolio’s average collateral fixed income duration in the “Portfolio Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Portfolio’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy

“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to the Portfolio’s average collateral fixed income duration are hereby changed to reflect the change in policy noted above.